BORROWINGS AND NON-CURRENT FINANCIAL LIABILITIES (Tables)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Borrowings And Non-current Financial Liabilities
Disclosure of financial liabilities

	Amortized Cost
12/31/2024	Debt Instruments	Carrying Amount	Fair Value
Current financial liabilities	3,365	3,365	3,365
Other borrowings	3,365	3,365	3,365
Of which: with related parties (Note 15)	3,365	3,365	3,365

	Amortized Cost
12/31/2023	Debt Instruments	Carrying Amount	Fair Value
Current financial liabilities	5,105	5,105	5,105
Other borrowings	5,105	5,105	5,105
Of which: with related parties (Note 15)	5,105	5,105	5,105

	Amortized Cost
12/31/2022	Debt Instruments	Carrying Amount	Fair Value
Current financial liabilities	4,243	4,243	4,243
Other borrowings	4,243	4,243	4,243
Of which:
with related parties (Note 14)	4,243	4,243	4,243

	Amortized Cost
12/31/2021	Debt Instruments	Carrying Amount	Fair Value
Current financial liabilities	2,984	2,984	2,984
Other borrowings	2,984	2,984	2,984
Of which:
with related parties (Note 14)	2,919	2,919	2,919

Disclosure of loans by entities

		Non-current
December 31, 2024	Current 2025	2026	2027	2028	2029	Subsequent years	Non-current	Total
Other borrowings	3,365	-	-	-	-	-	-	3,365
Of which: to related parties (Note 15)	3,365	-	-	-	-	-	-	3,365
Total	3,365	-	-	-	-	-	-	3,365

		Non-current
December 31, 2023	Current 2024	2025	2026	2027	2028	Subsequent years	Non-current	Total
Other borrowings	5,105	-	-	-	-	-	-	5,105
Of which: to related parties (Note 15)	5,105	-	-	-	-	-	-	5,105
Total	5,105	-	-	-	-	-	-	5,105

		Non-current
December 31, 2022	Current 2023	2024	2025	2026	2027	Subsequent years	Non-current	Total
Loans	-	-	-	-	-	-	-	-
Other borrowings	4,243	-	-	-	-	-	-	4,243
Of which:
to related parties (Note 14)	4,243	-	-	-	-	-	-	4,243
Total	4,243	-	-	-	-	-	-	4,243

		Non-current
December 31, 2021	Current 2022	2023	2024	2025	2026	Subsequent years	Non-current	Total
Loans	-	-	-	-	-	-	-	-
Other borrowings	2,984	-	-	-	-	-	-	2,984
Of which:
to related parties (Note 14)	2,919	-	-	-	-	-	-	2,919
Total	2,984	-	-	-	-	-	-	2,984

Disclosure Other borrowings associated with financing activities

	Balance at 12/31/2023	Cash addition	Related parties debt restructuring	Related party non-ca	Related party cash settlement	Exchange rate impact	Changes in fair value	Balance at 12/31/2024
Other borrowings	5,105	-	-	-	(1,740)	-	-	3,365
Total	5,105	-	-	-	(1,740)	-	-	3,365

2023

	Balance at 12/31/2022	Cash addition	Related parties debt restructuring	Related party non-ca	Related party non-cash settlement	Exchange rate impact	Changes in fair value	Balance at 12/31/2023
Other borrowings	4,243	1,330	-	-	(468)	-	-	5,105
Total	4,243	1,330	-	-	(468)	-	-	5,105

	Balance at 12/31/2021	Drawdown of related party debt	Related party non-cash payable	Related party non-cash settlement	Foreign exchange movement	Changes in fair value	Balance at 12/31/2022
Loans	-	-	-	-	-	-	-
Other borrowings	2,984	-	1,259	-	-	-	4,243
Total	2,984	-	1,259	-	-	-	4,243

2021

	Balance at 12/31/2020	Drawdown of related party debt	Related party non-cash payable	Related party non-cash settlement	Foreign exchange movement	Changes in fair value	Balance at 12/31/2021
Loans	21,441	-	-	(21,441)	-	-	-
Other borrowings	17,777	450	1,845	(17,088)	-	-	2,984
Total	39,218	450	1,845	(38,529)	-	-	2,984